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                           Metropolitan Life Insurance Company
                                   One Madison Avenue
                                   New York, NY 10010


Via Electronic Filing
---------------------

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549


Re:  Metropolitan Life Separate Account UL
     Registration No. 33-91226
     -------------------------------------

Gentlemen:

Pursuant to Rule 101(a)(2)(i) of Regulation S-T, conveyed via EDGAR on behalf of the Registrant for filing in accordance with Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant hereby certifies that:

(1) The April 30, 1999 form of the Prospectus dated April 30, 1999 that would have been filed pursuant to 497(b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Registration Statement for Separate Account UL ("Post-Effective Amendment No. 5"); and

(2) Post-Effective Amendment No. 5 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 1999.


Very truly yours,

/s/Christopher P. Nicholas
--------------------------
Christopher P. Nicholas
Associate General Counsel


May  3, 1999